Funding Debts (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of the Group's Outstanding Funding Debts

The following table summarizes the Group’s outstanding funding debts as of December 31, 2019 and 2020, respectively:

	As of December 31,
	2019	2020
	(RMB in thousands)
Short-term:
Liabilities to Individual Investors—Juzi Licai	793,356	—
Liabilities to other funding partners	2,962,172	4,685,935
Total short-term funding debts	3,755,528	4,685,935
Long-term:
Liabilities to other funding partners	450,595	825,814
Total long-term funding debts	450,595	825,814

Summary of the Remaining Contractual Maturity Dates of the Group's Funding Debts and Associated Interest Payments

The following table summarizes the contractual maturity dates of the Group’s funding debts and associated interest payments as of December 31, 2020.

	1 - 12 months	13 - 24 months	25 - 36 months	37 - 48 months	49 - 60 months	Total
	(RMB in thousands)
Liabilities to other funding partners	4,685,935	825,814	—	—	—	5,511,749
Total funding debts	4,685,935	825,814	—	—	—	5,511,749
Interest payments(i)	270,186	14,529	—	—	—	284,715
Total interest payments	270,186	14,529	—	—	—	284,715

(i)	Interest payments for funding debts with variable interest rates are calculated using the interest rate as of December 31, 2020.